Revenue - Summary of Revenue by Contract Type (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of revenue by contract type [line items]
Revenue		$ 1,109,800	$ 912,643	$ 928,258
Full-time-equivalent [member]
Disclosure of revenue by contract type [line items]
Revenue		703,440	592,868	615,765
Transaction [member]
Disclosure of revenue by contract type [line items]
Revenue	[1]	188,357	133,423	144,637
Subscription [member]
Disclosure of revenue by contract type [line items]
Revenue		102,859	98,176	83,135
Fixed price [member]
Disclosure of revenue by contract type [line items]
Revenue		63,570	42,371	43,518
Others [member]
Disclosure of revenue by contract type [line items]
Revenue		$ 51,574	$ 45,805	$ 41,203

[1]	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.